CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash	$ 125,134	$ 162,841
Cash equivalents(1)	531	527
Cash and cash equivalents	$ 125,665	$ 163,368	$ 108,667